PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2021 (Unaudited)

Shares				Value

	COMMON STOCKS - 99.05%			$ 866,954,526
	(Cost $859,644,577)

	AEROSPACE - 0.00%			306
10	Virgin Galactic Holdings, Inc. (Class A) *			306

	AUTOMOBILE MANUFACTURERS - 10.11%			88,497,554
10	Fisker Inc. *			172
10	Li Auto, Inc. - ADR			250
10	NIO, Inc. - ADR			390
79,590	Tesla, Inc. *			53,160,549
462,510	Volkswagen AG. - ADR			16,789,113
508,000	XPeng, Inc. - ADR			18,547,080

	BANKS - 1.05%			9,180,756
10	Signature Bank			2,261
64,560	Silvergate Capital Corporation. (Class A) *			9,178,495

	BIOTECHNOLOGY - 0.00%			2,404
10	CRISPR Therapeutics AG (Switzerland) *			1,219
10	Intellia Therapeutics, Inc. *			803
10	Invitae Corporation *			382

	BUSINESS SOFTWARE & SERVICES - 22.04%			192,950,105
10	Adobe, Inc. *			4,754
10	Atlassian Corporation PLC (Class A) * (United Kingdom)			2,108
216,220	Bill.com Holdings, Inc. *			31,460,010
10	Coupa Software Incorporated *			2,545
468,080	Digital Turbine, Inc. *			37,614,909
10	DocuSign, Inc. *			2,025
80,390	HubSpot, Inc. *			36,513,942
10	Magnite, Inc. *			416
10	MicroStrategy Incorporated *			6,788
10	Microsoft Corp.			2,358
10	MongoDB, Inc. (Class A) *			2,674
10	Palantir Technologies Inc. *			233
10	Paycom Software, Inc. *			3,701
10	Paylocity Holding Corporation			1,798
10	ServiceNow, Inc. *			5,001
153,780	Snowflake Inc. (Class A) *			35,258,678
40,910	The Trade Desk, Inc. (Class A) *			26,659,411
74,550	Twilio Inc. (Class A) *			25,403,658
10	Veeva Systems Inc. (Class A) *			2,612
10	Workday, Inc. (Class A) *			2,484

	CHINA INTERNET SERVICES - 0.00%			5,286
10	Alibaba Group Holding Ltd. - ADR *			2,267
10	Baidu, Inc. - ADR *			2,176
10	JD.com, Inc. - ADR *			843

	COMMUNICATION SERVICES - 0.00%			6,192
10	RingCentral, Inc. (Class A) *			2,979
10	Zoom Video Communications, Inc. *			3,213

	CONSUMER ELECTRONICS - 1.90%			16,609,050
10	Apple, Inc.			1,222
443,230	Sonos, Inc. *			16,607,828

	CYBERSECURITY EQUIPMENT & SERVICES - 2.55%			22,352,271
122,450	CrowdStrike Holdings, Inc. (Class A) *			22,348,350
10	Okta, Inc. (Class A) *			2,204
10	Zscaler, Inc. *			1,717

	ELECTRIC BATTERIES - 0.00%			447
10	QuantumScape Corporation *			447

	ENTERTAINMENT - 3.92%			34,322,016
10	fuboTV, Inc. *			221
10	Netflix, Inc. *			5,217
10	Roku, Inc. (Class A) *			3,258
153,700	Sea Limited * (Singapore)			34,310,451
10	Skillz, Inc. *			190
10	Spotify Technology S.A. (Luxembourg)			2,679

	FITNESS & LEISURE - 3.56%			31,126,765
276,830	Peloton Interactive, Inc. (Class A) *			31,126,765

	FUEL CELL - 0.00%			358
10	Plug Power Inc. *			358

	HEALTHCARE - 0.00%			1,817
10	Teladoc Health, Inc. *			1,817

	INTERNET SERVICES - 19.85%			173,761,841
10	Airbnb, Inc. (Class A) *			1,879
10	Alphabet, Inc. (Class A) *			20,625
10	Amazon.com, Inc. *			30,941
73,450	Carvana Co. (Class A) *			19,273,280
307,130	Chegg, Inc. *			26,308,756
10	Chewy, Inc. (Class A) *			847
184,050	Etsy, Inc. *			37,117,363
10	Match Group, Inc. *			1,374
10	MercadoLibre, Inc. * (Argentina)			14,721
32,620	Shopify Inc. (Class A) * (Canada)			36,094,030
93,380	Wayfair Inc. (Class A) *			29,391,355
196,750	Zillow Group, Inc. *			25,506,670

	INTERNET SOCIAL MEDIA - 3.48%			30,436,356
10	Facebook, Inc. (Class A) *			2,945
411,080	Pinterest, Inc. (Class A) *			30,432,252
10	Snap, Inc. (Class A) *			523
10	Twitter, Inc. *			636

	IT FINANCIAL SERVICES - 8.60%			75,361,475
10	Mastercard Incorporated (Class A)			3,560
161,050	PayPal Holdings, Inc. *			39,109,382
159,650	Square, Inc. (Class A) *			36,248,533

	LIFE SCIENCES TOOLS & SERVICES - 1.58%			13,785,488
10	10x Genomics, Inc. *			1,810
413,800	Pacific Biosciences of California, Inc. *			13,783,678

	SEMICONDUCTOR - 4.78%			41,825,404
10	Advanced Micro Devices, Inc. *			785
10	Ambarella, Inc. *			1,004
10	Marvell Technology Group Ltd. (Bermuda)			490
10	Micron Technology, Inc. *			882
78,320	NVIDIA Corp.			41,817,398
10	Qorvo, Inc. *			1,827
10	Skyworks Solutions, Inc.			1,835
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			1,183

	SEMICONDUCTOR EQUIPMENT - 5.74%			50,240,263
375,950	Applied Materials, Inc.			50,226,920
10	ASML Holding N.V. - ADR			6,174
10	Lam Research Corp.			5,952
10	Teradyne, Inc.			1,217

	SPECIALTY RETAIL - 2.09%			18,297,722
30,670	RH *			18,297,722

	SPORTS ENTERTAINMENT & GAMING - 7.79%			68,190,650
641,170	DraftKings Inc. *			39,322,956
275,350	Penn National Gaming, Inc. *			28,867,694

	EXCHANGE TRADED FUNDS - 1.00%			8,741,765
	(Cost $8,320,817)
10	Invesco QQQ ETF			3,191
35,880	VanEck Vectors® Semiconductor ETF			8,738,574

	TOTAL INVESTMENT SECURITIES - 100.05%			875,696,291
	(Cost $867,965,394)

	Liabilities in Excess of Other Assets - -0.05%			(435,384)

	NET ASSETS - 100.00%			$ 875,260,907
	Equivalent to $40.67 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at March 31, 2021, was $867,965,394. At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: *

		Unrealized Gain		$ 39,660,873
		Unrealized Loss		(31,929,976)
		Unrealized Gain		$ 7,730,897

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and are categorized in Level 1, 2 or Level 3 when appropriate.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 866,954,526	$ -	$ -	$ 866,954,526
Exchange Traded Funds	8,741,765	-	-	8,741,765
Total Investment Securities	$ 875,696,291	$ -	$ -	$ 875,696,291

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.